NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS - Consolidated Assets and Liabilities of VIE (Details) - Primary Beneficiary - Merian - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilities of VIE
Current assets	$ 133	$ 167
Total assets	910	921
Current liabilities	50	43
Total liabilities	68	54
Cash And Cash Equivalents
Assets and liabilities of VIE
Current assets	27	50
Inventories
Assets and liabilities of VIE
Current assets	79	57
Stockpiles and ore on leach pads
Assets and liabilities of VIE
Current assets	21	23
Other current assets
Assets and liabilities of VIE
Current assets	6	37
Other noncurrent assets
Assets and liabilities of VIE
Non-current assets	8	8
Property Plant And Mine Development
Assets and liabilities of VIE
Non-current assets	769	746
Other current liabilities
Assets and liabilities of VIE
Current liabilities	50	43
Reclamation and remediation liabilities
Assets and liabilities of VIE
Non-current liabilities	17	$ 11
Other non-current liabilities
Assets and liabilities of VIE
Non-current liabilities	$ 1